Restructuring and Impairment Charges (Narrative) (Details) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended				0 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended							0 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Aug. 07, 2013 USD ($)	Sep. 04, 2012 Purchase Obligation Termination [Member] USD ($) claim	Sep. 04, 2012 Purchase Obligation Termination [Member] EUR (€)	Sep. 30, 2013 Purchase Obligation Termination [Member] EUR (€)	Dec. 31, 2013 Purchase Obligation Termination [Member] EUR (€)	Dec. 31, 2011 Semiconductor Materials [Member] USD ($)	Dec. 31, 2011 Solar Energy [Member] USD ($)	Dec. 31, 2013 Solar Energy [Member] USD ($)	Dec. 31, 2011 Solar Energy [Member] USD ($)	Dec. 31, 2013 2011 Global Plan [Member] employee	Dec. 31, 2012 2011 Global Plan [Member] USD ($)	Dec. 31, 2013 2011 Global Plan [Member] Severance and Other Employee Benefits [Member] USD ($)	Dec. 31, 2013 2011 Global Plan [Member] Contract Termination [Member] USD ($)	Dec. 31, 2013 2011 Global Plan [Member] Other Restructuring [Member] USD ($)	Sep. 04, 2012 2011 Global Plan [Member] Purchase Obligation Termination [Member] USD ($)	Dec. 31, 2013 Global Plan June 2011 [Member] USD ($)	Dec. 31, 2013 Global Plan June 2011 [Member] Severance and Other Employee Benefits [Member] USD ($)
Restructuring Cost and Reserve [Line Items]
Payments for Legal Settlements										€ 25.0	€ 45.0
Increase (Decrease) in Other Noncurrent Assets								(10.2)
Restructuring and Related Cost, Expected Number of Positions Eliminated																1,400
Restructuring and Related Cost, Expected Number of Positions Eliminated, Percent																20.00%
Restructuring (reversals) charges			339.5	(10.8)	(83.5)	350.7						35.6	303.0					62.1	226.4	51.0			6.8
Cash Payments																	1.8					9.9
Asset Impairment Charges			365.4	48.3	20.0	381.7						7.4	358.0
Goodwill, Impairment Loss			384.1	0	0	440.5						0	384.1	440.5	0
Other than Temporary Impairment Losses, Investments			78.9	3.8	3.6	78.9						0	78.9
Inventory Write-down			96.7	0	3.4	107.0						14.2	82.5
Loss Contingency, Claims Settled, Number								2	2
Litigation Settlement, Gross				0.3					70.0
Restructuring Reserve, Accrual Adjustment	(11.5)																				(69.2)
Gain on Receipt of Property Plant and Equipment		31.7		0	31.7	0
Renesola refundable deposit, pre settlement							$ 34.8